                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-3385

                   (Investment Company Act File Number)

                           Federated Stock Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 10/31/04

            Date of Reporting Period: Six months ended 4/30/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Stock Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$31.74	$26.71	$30.77	$36.82	$37.83	$38.07
Income From Investment Operations:
Net investment income	0.21	0.42	0.30	0.28	0.38	0.37
Net realized and unrealized gain (loss) on investments	2.21	5.03	(4.08)	(3.29)	1.53	3.64

TOTAL FROM INVESTMENT OPERATIONS	2.42	5.45	(3.78)	(3.01)	1.91	4.01

Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.28)	(0.32)	(0.37)	(0.36)
Distributions from net realized gain on investments	--	--	--	(2.72)	(2.55)	(3.89)

TOTAL DISTRIBUTIONS	(0.21)	(0.42)	(0.28)	(3.04)	(2.92)	(4.25)

Net Asset Value, End of Period	$33.95	$31.74	$26.71	$30.77	$36.82	$37.83

Total Return[1]	7.62%	20.59%	(12.39)%	(8.57)%	5.49%	11.03%

Ratios to Average Net Assets:

Expenses	0.99%[2,3]	0.99%[2]	0.99%[2]	0.99%	0.94%	0.95%

Net investment income	1.22%[3]	1.48%	0.95%	0.84%	1.06%	0.98%

Expense waiver/reimbursement[4]	0.10%[3]	0.12%	0.08%	0.06%	0.10%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,374,603	$1,345,215	$1,208,926	$1,438,936	$1,456,221	$1,659,250

Portfolio turnover	14%	37%	15%	18%	26%	25%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.98%, 0.97% and 0.98% after taking into account these expense reductions for the six months ended April 30, 2004 and the years ended October 31, 2003 and 2002, respectively.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--97.8%
		Consumer Discretionary--14.6%
192,200		Federated Department Stores, Inc.	$9,417,800
1,166,231		Ford Motor Co.	17,913,308
690,600		Gap (The), Inc.	15,200,106
296,329		General Motors Corp.	14,051,921
587,800		Home Depot, Inc.	20,684,682
422,300		Johnson Controls, Inc.	23,167,378
593,210		Koninklijke (Royal) Philips Electronics NV, ADR	15,903,960
747,200		News Corp. Ltd., ADR	25,218,000
151,300		Sears, Roebuck & Co.	6,059,565
786,000	[1]	Time Warner, Inc.	13,220,520
202,800		Viacom, Inc., Class A	7,941,648
302,100		Viacom, Inc., Class B	11,676,165
847,800		Walt Disney Co.	19,524,834

		TOTAL	199,979,887

		Consumer Staples--4.1%
580,100		Altria Group, Inc.	32,125,938
773,600		Tyson Foods, Inc., Class A	14,497,264
252,200		UST, Inc.	9,384,362

		TOTAL	56,007,564

		Energy--10.4%
453,500		BP PLC, ADR	23,990,150
357,689		ChevronTexaco Corp.	32,728,544
354,160		ConocoPhillips	25,251,608
110,200		ENSCO International, Inc.	3,016,174
635,300		Exxon Mobil Corp.	27,032,015
528,800		Halliburton Co.	15,758,240
435,900		Marathon Oil Corp.	14,628,804

		TOTAL	142,405,535

Shares			Value
		COMMON STOCKS--continued
		Financials--31.3%
257,100		AON Corp.	$6,700,026
504,300		Allstate Corp.	23,147,370
356,800		American International Group, Inc.	25,564,720
657,200		Bank of America Corp.	52,898,028
213,006		Bear Stearns Cos., Inc.	17,070,301
242,500		Capital One Financial Corp.	15,891,025
1,108,500		Citigroup, Inc.	53,307,765
114,900		Freddie Mac	6,710,160
200,900		Fannie Mae	13,805,848
180,500		Goldman Sachs Group, Inc.	17,418,250
296,000		Hartford Financial Services Group, Inc.	18,079,680
1,193,600		J.P. Morgan Chase & Co.	44,879,360
276,400		Lincoln National Corp.	12,404,832
636,800		MBNA Corp.	15,525,184
538,100		Morgan Stanley	27,652,959
285,000		Nationwide Financial Services, Inc., Class A	9,804,000
673,200		U.S. Bancorp	17,260,848
629,300		Wachovia Corp.	28,790,475
422,500		Wells Fargo & Co.	23,854,350

		TOTAL	430,765,181

		Healthcare--2.3%
225,200		McKesson HBOC Corp.	7,400,072
302,000		Pfizer, Inc.	10,799,520
550,800	[1]	Tenet Healthcare Corp.	6,477,408
121,100		UnitedHealth Group, Inc.	7,445,228

		TOTAL	32,122,228

		Industrials--12.4%
283,700		Block (H&R), Inc.	12,797,707
1,620,452		Cendant Corp.	38,372,303
488,900		Masco Corp.	13,694,089
137,700		Northrop Grumman Corp.	13,666,725
350,700		Pitney Bowes, Inc.	15,343,125
161,800		Textron, Inc.	8,928,124
1,308,971		Tyco International Ltd.	35,931,254
273,600		Union Pacific Corp.	16,123,248
540,300		Waste Management, Inc.	15,344,520

		TOTAL	170,201,095

Shares			Value
		COMMON STOCKS--continued
		Information Technology--10.7%
795,400	[1]	BMC Software, Inc.	$13,760,420
211,100	[1]	Computer Sciences Corp.	8,636,101
371,300		First Data Corp.	16,853,307
1,466,749		Hewlett-Packard Co.	28,894,955
252,900		International Business Machines Corp.	22,298,193
147,300	[1]	Lexmark International Group, Class A	13,324,758
651,500		Motorola, Inc.	11,889,875
657,360	[1]	Storage Technology Corp.	17,268,847
517,400	[1]	SunGard Data Systems, Inc.	13,488,618

		TOTAL	146,415,074

		Materials--5.9%
354,400		Air Products & Chemicals, Inc.	17,652,664
511,400		Alcoa, Inc.	15,725,550
339,400		Du Pont (E.I.) de Nemours & Co.	14,577,230
360,500		International Paper Co.	14,535,360
324,300		PPG Industries, Inc.	19,234,233

		TOTAL	81,725,037

		Telecommunication Services--3.7%
248,700		BellSouth Corp.	6,418,947
433,500		SBC Communications, Inc.	10,794,150
738,200		Sprint Corp. (FON Group)	13,206,398
535,856		Verizon Communications	20,223,206

		TOTAL	50,642,701

		Utilities--2.4%
182,000		FPL Group, Inc.	11,578,840
246,600		FirstEnergy Corp.	9,642,060
288,900		Public Service Enterprises Group, Inc.	12,393,810

		TOTAL	33,614,710

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,071,067,356)	1,343,879,012

Shares			Value
		MUTUAL FUND--2.2%
30,177,304	[2]	Federated Prime Value Obligations Fund, IS Shares (at net asset value)	$30,177,304

		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $1,101,244,660)[3]	1,374,056,316

		OTHER ASSETS AND LIABILITIES - NET--0.0%	547,139

		TOTAL NET ASSETS--100%	$1,374,603,455

1 Non-income producing security.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $1,101,244,660.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $30,177,304 of investments in affiliated issuers (Note 5) (identified cost $1,101,244,660)		$1,374,056,316
Income receivable		1,555,985
Receivable for investments sold		10,589,583
Receivable for shares sold		1,250,521

TOTAL ASSETS		1,387,452,405

Liabilities:
Payable for investments purchased	$11,371,570
Payable for shares redeemed	1,226,724
Payable to bank	9,601
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	31,529
Payable for Directors'/Trustees' fees	1,019
Payable for shareholder services fee (Note 5)	185,253
Accrued expenses	23,254

TOTAL LIABILITIES		12,848,950

Net assets for 40,484,159 shares outstanding		$1,374,603,455

Net Assets Consist of:
Paid in capital		$1,145,101,322
Net unrealized appreciation of investments		272,811,656
Accumulated net realized loss on investments		(44,930,295)
Undistributed net investment income		1,620,772

TOTAL NET ASSETS		$1,374,603,455

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,374,603,455 ÷ 40,484,159 shares outstanding		$33.95

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Dividends (including $118,213 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $93,354)			$14,876,768
Interest			420,818

TOTAL INCOME			15,297,586

Expenses:
Investment adviser fee (Note 5)		$4,736,359
Administrative personnel and services fee (Note 5)		556,228
Custodian fees		31,238
Transfer and dividend disbursing agent fees and expenses (Note 5)		391,391
Directors'/Trustees' fees		7,340
Auditing fees		7,523
Legal fees		2,166
Portfolio accounting fees (Note 5)		71,817
Shareholder services fee (Note 5)		1,740,389
Share registration costs		14,777
Printing and postage		22,378
Insurance premiums		1,414
Miscellaneous		7,357

TOTAL EXPENSES		7,590,377

Waivers, Reimbursement and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(25,758)
Waiver of transfer and dividend disbursing agent fees and expenses (Note 5)	(16,861)
Waiver of shareholder services fee (Note 5)	(654,771)
Reimbursement of investment adviser fee (Note 5)	(1,048)
Fees paid indirectly from directed brokerage arrangements	(59,871)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(758,309)

Net expenses			6,832,068

Net investment income			8,465,518

Realized and Unrealized Gain on Investments:
Net realized gain on investments			48,877,425
Net change in unrealized appreciation of investments			45,003,507

Net realized and unrealized gain on investments			93,880,932

Change in net assets resulting from operations			$102,346,450

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,465,518	$18,191,196
Net realized gain (loss) on investments	48,877,425	(16,490,839)
Net change in unrealized appreciation/depreciation of investments	45,003,507	229,461,635

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	102,346,450	231,161,992

Distributions to Shareholders:
Distributions from net investment income	(8,421,115)	(18,041,607)

Share Transactions:
Proceeds from sale of shares	196,533,280	407,616,527
Proceeds from shares issued in connection with the tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund	--	6,738,961
Proceeds from shares issued in connection with the taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund	--	1,477,018
Net asset value of shares issued to shareholders in payment of distributions declared	6,490,007	13,659,079
Cost of shares redeemed	(267,560,063)	(506,322,908)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,536,776)	(76,831,323)

Change in net assets	29,388,559	136,289,062

Net Assets:
Beginning of period	1,345,214,896	1,208,925,834

End of period (including undistributed net investment income of $1,620,772 and $1,576,369, respectively)	$1,374,603,455	$1,345,214,896

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital.

On November 15, 2002, the Fund received a tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund and a taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund, as follows:

	Shares of the Fund Issued	Second National Bank Common Trust Net Assets Received	Unrealized Appreciation	[1]	Net Assets of Fund Prior to Combination	Net Assets of Second National Bank Common Trust Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Second National Bank Common Trust Fiduciary Equity Fund	249,499	$6,738,961	$1,247,323		--	$6,738,961	--

Second National Bank Common Trust Pension Equity Fund	54,684	1,477,018	--		--	1,477,018	--

TOTAL	304,183	$8,215,979	$1,247,323		$1,219,614,855	$8,215,979	$1,227,830,834

1 Unrealized appreciation is included in the Second National Bank Common Trust Fiduciary Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	5,748,870	14,539,936
Shares issued in connection with the tax-free transfer of assets from Second National Bank Common Trust Fiduciary Equity Fund	--	249,499
Shares issued in connection with the taxable transfer of assets from Second National Bank Common Trust Pension Equity Fund	--	54,684
Shares issued to shareholders in payment of distributions declared	192,322	479,849
Shares redeemed	(7,838,382)	(18,198,810)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,897,190)	(2,874,842)

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $1,101,244,660. The net unrealized appreciation of investments for federal tax purposes was $272,811,656. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $325,258,979 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,447,323.

At October 31, 2003, the Fund had a capital loss carryforward of $93,737,459, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 1,802,407

2010	$75,431,203

2011	$16,503,849

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFLIATIES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania ("FEMCOPA"), the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and $0.400% of average daily net assets in excess of $2 billion. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company ("FIMCO"). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended April 30, 2004, the fees paid to FEMCOPA and FIMCO were $3,177,192 and $1,558,119, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $118,213 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $22,034, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2004, the Fund's expenses were reduced by $59,871, under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004 were as follows:

Purchases	$184,314,833

Sales	$252,886,689

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313900102

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8083101 (6/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        June 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004